Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table Total		Average Summary Compensation Table Total		Value of Initial Fixed $100 Investment
Year	for the Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to the PEO (1)(3)	for Non-PEO Named Executive Officers (“NEOs”) (2)	Average Compensation Actually Paid to the NEOs (2)(3)	Total Shareholder Return (“TSR”) (4)	Net Income (Loss)
2025	$858,077	$432,947	$510,942	$310,712	$141.04	$(7,007,155)
2024	$446,154	$942,394	$245,384	$494,479	$242.45	$(11,242,404)
2023	$657,797	$579,640	$353,898	$314,120	$88.68	$(2,465,439)

Named Executive Officers, Footnote [Text Block]

(1)	Our Chief Executive Officer, Fawad Maqbool, served as our PEO for all years in the table.
(2)	Our Chief Financial Officer, Louisa Sanfratello, and our Chief Operating Officer, Jorge Flores, served as our Non-PEO NEOs for all years in the table.

PEO Total Compensation Amount	[1]	$ 858,077	$ 446,154	$ 657,797
PEO Actually Paid Compensation Amount	[2]	$ 432,947	942,394	579,640
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executives	Summary Compensation Table Total	Subtract Equity Awards Granted in Covered Year (a)	Add Year-End Fair Value of Equity Awards (b)(f)	Change in Fair Value of Prior Equity Awards (c)(f)	Add Change in Fair Value of Vested Equity Awards (d)(f)	Subtract the Fair Value of Equity Awards that Failed to Meet Vesting Conditions (e)	Total Compensation Actually Paid
2025	PEO	$858,077	$–	$–	$(280,220)	$(144,910)	$–	$432,947
2025	NEOs	$510,942	$–	$–	$(129,550)	$(70,680)	$–	$310,712
2024	PEO	$446,154	$–	$–	$528,380	$(32,140)	$–	$942,394
2024	NEOs	$245,384	$–	$–	$265,570	$(16,475)	$–	$494,479
2023	PEO	$657,797	$(157,797)	$172,000	$(65,280)	$(27,080)	$–	$579,640
2023	NEOs	$353,898	$(78,898)	$86,000	$(33,305)	$(13,575)	$–	$314,120

a)	Subtract amounts reported in “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.
b)	For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, add the year-end fair value.
c)	For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year.
d)	For awards that are granted and vest in the same covered fiscal year, add the fair value as of the vesting date. For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year.
e)	Subtract the prior fiscal year fair value of equity awards granted during prior years that fail to meet the applicable vesting conditions during the covered fiscal year.
f)	The fair value of stock options at each measurement date was determined using the Black-Scholes option pricing model. The assumptions used (expected volatility, risk-free interest rate, and expected term) differ materially from those used at the grant date because they reflect market conditions and the remaining term of the awards at each measurement date.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 510,942	245,384	353,898
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 310,712	494,479	314,120
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our total shareholder return performance for the past three fiscal years.
Compensation Actually Paid vs. Net Income [Text Block]		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our net income performance for the past three fiscal years.
Total Shareholder Return Amount	[4]	$ 141.04	242.45	88.68
Net Income (Loss) Attributable to Parent		$ (7,007,155)	$ (11,242,404)	$ (2,465,439)
PEO Name		Fawad Maqbool	Fawad Maqbool	Fawad Maqbool
PEO [Member] | Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			$ (157,797)
PEO [Member] | Year-End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]			172,000
PEO [Member] | Change in Fair Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7],[8]	(280,220)	528,380	(65,280)
PEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7],[9]	(144,910)	(32,140)	(27,080)
PEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Non-PEO NEO [Member] | Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(78,898)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]			86,000
Non-PEO NEO [Member] | Change in Fair Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7],[8]	(129,550)	265,570	(33,305)
Non-PEO NEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7],[9]	(70,680)	(16,475)	(13,575)
Non-PEO NEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]

[1]	Our Chief Executive Officer, Fawad Maqbool, served as our PEO for all years in the table.
[2]	To calculate “compensation actually paid” for our PEO and other NEOs the following adjustments were made to Summary Compensation Table total pay:
[3]	Our Chief Financial Officer, Louisa Sanfratello, and our Chief Operating Officer, Jorge Flores, served as our Non-PEO NEOs for all years in the table.
[4]	Total shareholder return is calculated as the cumulative value of a fixed $100 investment in our common stock, measured from the closing price on December 30, 2022, the last trading day before the earliest fiscal year in the table, through the last trading day of each fiscal year shown. We did not pay dividends during the period.
[5]	Subtract amounts reported in “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.
[6]	For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, add the year-end fair value.
[7]	The fair value of stock options at each measurement date was determined using the Black-Scholes option pricing model. The assumptions used (expected volatility, risk-free interest rate, and expected term) differ materially from those used at the grant date because they reflect market conditions and the remaining term of the awards at each measurement date.
[8]	For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year.
[9]	For awards that are granted and vest in the same covered fiscal year, add the fair value as of the vesting date. For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year.
[10]	Subtract the prior fiscal year fair value of equity awards granted during prior years that fail to meet the applicable vesting conditions during the covered fiscal year.